                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Financial Officer, Executive Vice President, Secretary
       and Treasurer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                  Fairfield, Ohio   February 11, 2008
-------------------------------------   ---------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1
Form 13F Information Table Entry Total           54
Form 13F Information Table Value Total    3,508,913
                                         (thousands)

List of Other Included Managers

No.    File No.                 Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation



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
                           COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5               COLUMN 6    COLUMN 7 COLUMN 8
         ISSUER         TITLE OF CLASS    CUSIP   FMV (000) SHARES/PRINCIPAL SH/PRN INVESTMENT DIS OTH MGRS   SOLE     SHARED   NONE
         ------         --------------- --------- --------- ---------------- ------ -------------- -------- -------- ---------- ----
AGL RESOURCES           COMMON          001204106    11,375       302,200    SH     SHARED-OTHER      01       --       302,200  --
ALLIANCEBERNSTEIN       COMMON          01881G106   154,157     2,048,600    SH     SHARED-OTHER      01       --     2,048,600  --
ALLIED WASTE INDUSTRIES
   INC                  CONVERTIBLE DEB 019589AD2     4,697     5,050,000    PRN    SHARED-OTHER      01       --            --  --
AMERICAN RIVER
   BANKSHARES           COMMON          029326105     3,486       203,385    SH     SHARED-OTHER      01       --       203,385  --
ARTHUR J GALLAGHER      COMMON          363576109       878        36,300    SH     SHARED-OTHER      01       --        36,300  --
BB & T CORP             COMMON          054937107     5,790       188,800    SH     SHARED-OTHER      01       --       188,800  --
BOSTON PROPERTIES INC   CONVERTIBLE DEB 10112RAK0     5,805     6,250,000    PRN    SHARED-OTHER      01       --            --  --
CHESAPEAKE ENERGY CORP  CONVERTIBLE PFD 165167842     4,075        36,300    SH     SHARED-OTHER      01       --            --  --
CHEVRON CORPORATION     COMMON          166764100    92,247       988,400    SH     SHARED-OTHER      01       --       988,400  --
CONOCOPHILLIPS          COMMON          20825C104    30,905       350,000    SH     SHARED-OTHER      01       --       350,000  --
DUKE ENERGY CORP        COMMON          26441C105    33,196     1,645,800    SH     SHARED-OTHER      01       --     1,645,800  --
EQUITABLE RESOURCES INC COMMON          294549100    31,968       600,000    SH     SHARED-OTHER      01       --       600,000  --
EQUITY RESIDENTIAL      CONVERTIBLE DEB 26884AAV5     4,603     4,800,000    PRN    SHARED-OTHER      01       --            --  --
EXXON MOBIL CORPORATION COMMON          30231G102   331,175     3,534,800    SH     SHARED-OTHER      01       --     3,534,800  --
FIFTH THIRD BANCORP     COMMON          316773100   913,133    36,336,352    SH     SHARED-OTHER      01       --    36,336,352  --
FORTUNE BRANDS INC      COMMON          349631101    25,326       350,000    SH     SHARED-OTHER      01       --       350,000  --
GENERAL ELECTRIC CO     COMMON          369604103    64,873     1,750,000    SH     SHARED-OTHER      01       --     1,750,000  --
GENUINE PARTS CO        COMMON          372460105    47,782     1,032,000    SH     SHARED-OTHER      01       --     1,032,000  --
GLIMCHER REALTY TRUST   COMMON          379302102     1,429       100,000    SH     SHARED-OTHER      01       --       100,000  --
HUNTINGTON BANCSHARES
   INC                  COMMON          446150104    76,429     5,178,108    SH     SHARED-OTHER      01       --     5,178,108  --
HUTCHINSON TECH         CONVERTIBLE DEB 448407AF3     2,400     2,500,000    PRN    SHARED-OTHER      01       --            --  --
JOHNSON & JOHNSON       COMMON          478160104   158,418     2,375,085    SH     SHARED-OTHER      01       --     2,375,085  --
KELLWOOD CORP           CONVERTIBLE DEB 488044AF5     7,515     8,650,000    PRN    SHARED-OTHER      01       --            --  --
KENDLE INTL INC CV      CONVERTIBLE DEB 48880LAA5       183       150,000    PRN    SHARED-OTHER      01       --            --  --
LINCOLN NATIONAL CORP   COMMON          534187109    18,972       325,869    SH     SHARED-OTHER      01       --       325,869  --
LINEAR TECHNOLOGY CORP  COMMON          535678106     8,301       260,800    SH     SHARED-OTHER      01       --       260,800  --
MEDTRONIC INC           COMMON          585055106    28,164       560,250    SH     SHARED-OTHER      01       --       560,250  --
MICROCHIP TECHNOLOGY
   INC                  COMMON          595017104    20,052       638,200    SH     SHARED-OTHER      01       --       638,200  --
NATIONAL CITY
   CORPORATION          COMMON          635405103    99,172     6,025,000    SH     SHARED-OTHER      01       --     6,025,000  --
NEW YORK COMMUNITY
   BANCORP 6% CV TR PFD CONVERTIBLE PFD 64944P307     4,551        95,000    SH     SHARED-OTHER      01       --            --  --
NORAM ENERGY CORP CV
   DEB                  CONVERTIBLE DEB 655419AC3    11,741    11,980,650    PRN    SHARED-OTHER      01       --            --  --
NORTHRIM BANCORP        COMMON          666762109       850        39,892    SH     SHARED-OTHER      01       --        39,892  --
OMNICARE INC            CONVERTIBLE DEB 681904AL2     5,211     7,150,000    PRN    SHARED-OTHER      01       --            --  --
PARTNERRE LTD           COMMON          G6852T105     2,871        34,784    SH     SHARED-OTHER      01       --        34,784  --
PEABODY ENERGY CORP     CONVERTIBLE DEB 704549AG9     3,169     2,500,000    PRN    SHARED-OTHER      01       --            --  --
PEPSICO INC             COMMON          713448108    58,860       775,500    SH     SHARED-OTHER      01       --       775,500  --
PFIZER INC              COMMON          717081103    21,139       930,000    SH     SHARED-OTHER      01       --       930,000  --
PIEDMONT NATURAL GAS    COMMON          720186105    78,114     2,986,000    SH     SHARED-OTHER      01       --     2,986,000  --
PNC FINANCIAL SERVICES
   GROUP                COMMON          693475105   118,827     1,810,000    SH     SHARED-OTHER      01       --     1,810,000  --
PROCTER & GAMBLE
   CORPORATION          COMMON          742718109   415,190     5,655,000    SH     SHARED-OTHER      01       --     5,655,000  --
REINSURANCE GROUP OF
   AMERICA 5.75% PIERS  CONVERTIBLE PFD 759351307     7,330       109,400    SH     SHARED-OTHER      01       --            --  --
SCIELE PHARMA INC       CONVERTIBLE DEB 808627AA1     1,609     1,650,000    PRN    SHARED-OTHER      01       --            --  --
SEACOR SMITH INC NOTES  CONVERTIBLE DEB 811904AH4     4,058     3,000,000    PRN    SHARED-OTHER      01       --            --  --
SIERRA BANCORP          COMMON          82620P102    10,333       415,150    SH     SHARED-OTHER      01       --       415,150  --
SPECTRA ENERGY CORP     COMMON          847560109    21,247       822,900    SH     SHARED-OTHER      01       --       822,900  --
STERLING BANCSHARES INC COMMON          858907108       798        71,500    SH     SHARED-OTHER      01       --        71,500  --
STERLING FINANCIAL CORP COMMON          859319105     2,066       123,041    SH     SHARED-OTHER      01       --       123,041  --
SYSCO CORP              COMMON          871829107       218         7,000    SH     SHARED-OTHER      01       --         7,000  --
U S BANCORP             COMMON          902973304   178,027     5,608,920    SH     SHARED-OTHER      01       --     5,608,920  --
VORNADO REALTY TRUST    CONVERTIBLE DEB 929043AE7     8,535     9,290,000    PRN    SHARED-OTHER      01       --            --  --
WACHOVIA CORP           COMMON          929903102    92,002     2,419,200    SH     SHARED-OTHER      01       --     2,419,200  --
WELLS FARGO & CO        COMMON          949746101   125,741     4,165,000    SH     SHARED-OTHER      01       --     4,165,000  --
WEST PHARMACEUTICAL     CONVERTIBLE DEB 955306AA3     4,758     5,200,000    PRN    SHARED-OTHER      01       --            --  --
WYETH                   COMMON          983024100   145,164     3,285,000    SH     SHARED-OTHER      01       --     3,285,000  --
                                                  ---------
                                                  3,508,913
                                                  =========


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